Shareholder Report, Holdings (Details) - GENERAL MONEY MARKET FUND, INC	May 31, 2024
Wealth Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Wealth Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Wealth Shares | Negotiable Bank Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Wealth Shares | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Wealth Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Service Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Service Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Shares | Negotiable Bank Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Service Shares | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Service Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.30%
Premier Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Premier Shares | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Premier Shares | Negotiable Bank Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Premier Shares | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Premier Shares | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.30%